Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1,930,411	$ 3,646,756
Current financial assets at amortized cost	983,038	46,596
Current contract assets	4,255,965	3,980,380
Notes receivable, net	19,456
Accounts receivable, net	7,080,747	8,241,352
Other receivables	1,821,012	172,695
Other receivables－related parties	3,679
Current income tax assets	21,502	21,057
Inventories	80,531	87,828
Prepayments	954,835	1,320,329
Other current assets	441,248	207,041
Total current assets	17,592,424	17,724,034
Non-current assets
Non-current financial assets at fair value through other comprehensive income	81,646	148,925
Non-current financial assets at amortized cost	129,947	544,861
Property, plant and equipment, net	372,147	430,809
Right-of-use assets	3,872,275	5,182,528
Investment properties	2,466,285	2,389,864
Goodwill	8,695,784	33,960,053
Intangible assets	15,573,561	30,978,581
Deferred tax assets	521,388	556,812
Other non-current assets	641,023	998,610
Total non- current assets	32,354,056	75,191,043
Total assets	49,946,480	92,915,077
Current liabilities
Short-term borrowings	3,521,361	1,075,904
Current financial liabilities at fair value through profit or loss	5,439,544	7,869,087
Current financial liabilities at amortized cost	509,068
Current contract liabilities	1,381,821	578,219
Notes payable		127,063
Accounts payable	5,521,443	4,897,884
Other payables	7,287,613	9,039,084
Income tax payable	83,984	38,385
Long-term borrowings, current portion	4,119,952	4,188,088
Current lease liabilities	543,131	891,804
Other current liabilities	5,064,352	3,447,177
Total current liabilities	35,044,728	32,994,887
Non-current liabilities
Non-current financial liabilities at fair value through profit or loss		1,431,000
Non-current financial liabilities at amortized cost	1,399,936	1,829,826
Long-term borrowings	3,549,437	4,843,107
Deferred tax liabilities	5,164,028	10,345,287
Non-current lease liabilities	3,279,354	4,111,749
Provisions	321,850	403,834
Other non-current liabilities	269,059	551,627
Total non- current liabilities	13,983,664	23,516,430
Total liabilities	49,028,392	56,511,317
Equity attributable to equity holders of the Company
Ordinary share	5,112	2,613
Capital surplus	163,652,589	154,703,137
Accumulated deficit	(161,758,836)	(117,208,018)
Other equity interest	(979,610)	(1,098,596)
Equity attributable to equity holders of the Company	919,255	36,399,136
Non-controlling interests	(1,167)	4,624
Total equity	918,088	36,403,760
Total liabilities and equity	49,946,480	92,915,077
Related Party
Current liabilities
Accounts payable－related parties		922
Other payables－related parties	$ 1,572,459	$ 841,270